The Company and Summary of Significant Accounting Policies and Estimates (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Amortization expense	$ 508,000	$ 367,000	$ 540,000	$ 181,000	$ 192,000
Maximum
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	8 years 6 months
Estimated useful life of upgrades and enhancements	1 year
Minimum
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	1 year
Capitalized software development costs
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	3 years		9 months 18 days	1 year 8 months 12 days
Software development costs capitalized			0	0
Amortization expense	$ 133,000	$ 110,000	$ 143,000	$ 181,000	$ 192,000